Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter Hire (Table)
Year ending December 31,	Amount
2023	131,672
2024	146,043
2025	141,818
2026	112,826
2027	86,359
2028 and thereafter	270,126
Total	$888,844